Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s assets and liabilities that were measured at fair value and the level of the inputs used to value those assets and liabilities within the fair value hierarchy (in thousands):

	Level 1	Level 2	Level 3	Total
As of June 30, 2015:
Money market funds	$2,244	$—	$—	$2,244
Warrant for convertible preferred stock liability	—	—	(270)	(270)

Total	$2,244	$—	$(270)	$1,974

	Level 1	Level 2	Level 3	Total
As of December 31, 2014:
Money market funds	$1,544	$—	$—	$1,546
Warrant for convertible preferred stock liability	—	—	(391)	(391)

Total	$1,544	$—	$(391)	$1,155

The following table sets forth the Company’s assets that were measured at fair value and the level of the inputs used to value those assets and liabilities within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
As of December 31, 2014:
Money market funds	$1,546,038	$—	$—	$1,546,038
Warrant for convertible preferred stock	—	—	(391,361)	(391,361)

Total	$1,546,038	$—	$(391,361)	$1,154,677

	Level 1	Level 2	Level 3	Total
As of December 31, 2013:
Money market funds	$2,710,191	$—	$—	$2,710,191

Liabilities Measured at Estimated Fair Value

The following table present the activity for liabilities measured at estimated fair value using unobservable inputs for the six months ended June 30, 2015 (in thousands):

Warrant for Convertible Stock
Beginning balance of warrant liability at December 31, 2014	$391
Fair value of warrants issued during the period	474
Change in estimated fair value	(595)

Ending balance of warrant liability at June 30, 2015	$270

The following tables present the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended December 31, 2014:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant for Convertible Stock
Beginning balance at December 31, 2013	$—
Issuance of warrants	745,885
Changes in estimated fair value	(354,524)

Ending balance at December 31, 2014	$391,361